DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2015
Discontinued Operations [Abstract]
Discontinued Operations
Income from discontinued operations, net consisted of the following:

	Years Ended December 31,
	2015	2014	2013
	($ in millions)
Income from discontinued operations	$—	$4.6	$—
Tax provision	—	3.9	—
Income from discontinued operations, net	$—	$0.7	$—